Goodwill and other intangible assets - Detailed Information for Principal Marketed Products (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 21,640	€ 21,407	€ 18,341	[1]
Marketed products
Disclosure of detailed information about intangible assets [line items]
Concentration risk percentage	92.00%
Other intangible assets	€ 12,700	11,700	11,400
Useful life, intangible assets other than goodwill (in years)	10 years
Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 11,683	10,752	10,341
Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 621	1,032	1,485
Useful life, intangible assets other than goodwill (in years)	10 years
Remaining amortisation period of intangible assets material to entity	2 years
Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 2,037	2,213	2,489
Useful life, intangible assets other than goodwill (in years)	17 years
Remaining amortisation period of intangible assets material to entity	12 years
Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 58	73	110
Useful life, intangible assets other than goodwill (in years)	9 years
Remaining amortisation period of intangible assets material to entity	10 years
Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 574	593	602
Useful life, intangible assets other than goodwill (in years)	23 years
Remaining amortisation period of intangible assets material to entity	11 years
Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 498	532	554
Useful life, intangible assets other than goodwill (in years)	13 years
Remaining amortisation period of intangible assets material to entity	8 years
Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,357	1,494	1,861
Useful life, intangible assets other than goodwill (in years)	14 years
Remaining amortisation period of intangible assets material to entity	10 years
Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 4,836	3,065	3,240
Useful life, intangible assets other than goodwill (in years)	13 years
Remaining amortisation period of intangible assets material to entity	9 years
Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,702	€ 1,750	€ 0
Useful life, intangible assets other than goodwill (in years)	12 years
Remaining amortisation period of intangible assets material to entity	11 years
Gross value | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 62,827
Gross value | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,490
Gross value | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,633
Gross value | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	34,684
Gross value | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,360
Gross value | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	857
Gross value | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,966
Gross value | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	7,955
Gross value | Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,882
Accumulated amortization & impairment | Total: principal marketed products
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(51,144)
Accumulated amortization & impairment | Genzyme
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(9,869)
Accumulated amortization & impairment | Boehringer Ingelheim Consumer Healthcare
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(1,596)
Accumulated amortization & impairment | Aventis
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(34,626)
Accumulated amortization & impairment | Chattem
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(786)
Accumulated amortization & impairment | Protein Sciences
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(359)
Accumulated amortization & impairment | Ablynx
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(609)
Accumulated amortization & impairment | Bioverativ
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,119)
Accumulated amortization & impairment | Kadmon
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ (180)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	1 year
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life, intangible assets other than goodwill (in years)	25 years

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.